Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE TOCQUEVILLE INTERNATIONAL VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tocqueville International Value Fund's (the "International Value Fund") investment objective is long-term capital appreciation consistent with preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the International Value Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the
International Value Fund's performance. During its most recent fiscal year, the
International Value Fund's portfolio turnover rate was 30% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
International Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Value Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies. Under normal circumstances, the
International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries. The Fund will invest in a broad spectrum of market capitalizations, including small cap companies having market values of less than $2 billion, mid cap companies having market values between
$2 billion and $10 billion and large cap companies having market values of $10 billion or more.

The investment strategy of the International Value Fund is value oriented and contrarian. The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value. The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor's contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve. In assessing intrinsic value, the portfolio manager's judgments will be based on a comparison of a company's stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors. The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market. The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic
value. Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund's portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline. The portfolio manager
		will sell stocks when they are no longer considered to be good values.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the International Value Fund. The
International Value Fund is subject to the following risks:

o  the stock markets may go down; and

o  a stock or stocks selected for the International Value Fund's portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S.
securities, including:

o  the value of foreign currencies may decline relative to the U.S. dollar;

o  a foreign government may expropriate the International Value Fund's assets;

o  political, social or economic instability in a foreign country in which the
   International Value Fund invests may cause the value of the International
   Value Fund's investments to decline; and

o  the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

o  Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

o  Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

Who may want to invest in the International Value Fund?

o  investors who want a diversified portfolio;

o  long-term investors with a particular goal, such as saving for retirement;

o  investors who want potential growth over time;

o  investors who can tolerate short-term fluctuations in net asset value ("NAV")
   per share; and

o  investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S.
   securities.

Keep in mind that mutual fund shares:

o   are not deposits of any bank;

o   are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any
    other government agency; and

o   are subject to investment risks, including the possibility that you could
		lose money.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the International Value Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares are not deposits of any bank; are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the
International Value Fund's performance from year to year (on a calendar year basis) and by showing how the International Value Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the Morgan Stanley EAFE® Index. Please note that the International Value
Fund's performance (before and after taxes) is not an indication of how the
International Value Fund will perform in the future. Updated performance
		information is available at www.tocqueville.com/mutual-funds.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund's performance from year to year (on a calendar year basis) and by showing how the International Value Fund's average annual returns for the 1 year, 5 years and 10 years ended December 31, 2011 compare with those of the Morgan Stanley EAFE® Index.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the International Value Fund's performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09). The worst performance was -19.71% (for the quarter ended 9/30/11).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund's other return figures.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on
Distributions and Sale of Fund Shares may exceed the International Value Fund's
		other return figures.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund | Morgan Stanley EAFE ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Annual Return 2002	rr_AnnualReturn2002	1.56%
Annual Return 2003	rr_AnnualReturn2003	53.72%
Annual Return 2004	rr_AnnualReturn2004	21.74%
Annual Return 2005	rr_AnnualReturn2005	21.06%
Annual Return 2006	rr_AnnualReturn2006	16.97%
Annual Return 2007	rr_AnnualReturn2007	1.44%
Annual Return 2008	rr_AnnualReturn2008	(34.86%)
Annual Return 2009	rr_AnnualReturn2009	37.30%
Annual Return 2010	rr_AnnualReturn2010	15.86%
Annual Return 2011	rr_AnnualReturn2011	(11.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.67%
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund | The Tocqueville International Value Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.03%
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund | The Tocqueville International Value Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.81%